Summary of Effective Income Tax Rate Reconciliation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	14,466	7,955	7,637
Theoretical income tax expense	3,833	1,989	1,909
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net	(143)	4	2
Deferred taxes on losses for which valuation allowance was provided, net	834	(91)	(457)
Non-deductible expenses	1,165	251	23
Increase in other uncertain tax positions-net	19	175
Tax adjustment in respect of different tax rate	(838)	(979)	(1,737)
Other	(358)	(29)	35
Income tax expense (benefit)	4,512	1,320	(225)
Israel Tax Authority
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Statutory tax rate	26.50%	25.00%	25.00%	24.00%